S000008605 [Member] Annual Fund Operating Expenses - William Blair Institutional International Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	0.06%	[2]
Net Expenses (as a percentage of Assets)	0.85%	[3]

[1]	The Management Fee has been restated to reflect a reduction to 0.85% of average daily net assets effective May 1, 2025.
[2]
William Blair Investment Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 0.85% of average daily net assets for shares until April 30, 2027. The Adviser may not terminate this arrangement prior to April 30, 2027 without the approval of the Fund’s Board of Trustees.

[3]
The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not equal the net expense ratio to average daily net assets in the Financial Highlights section of this prospectus as a result of a change in the management fee and contractual expense limits.